Warrants - Additional Information (Detail) (USD $)												12 Months Ended		1 Months Ended
	Jun. 30, 2012	Jun. 29, 2012	Mar. 21, 2012	Feb. 13, 2012	Jan. 30, 2012	Jan. 13, 2012	Dec. 31, 2011	Oct. 31, 2011	Sep. 30, 2011	Aug. 31, 2011	Dec. 31, 2010	Dec. 31, 2010 New World Petroleum Investments Year	Jan. 31, 2011 New World Petroleum Investments	Aug. 31, 2011 North American Gold Corporation Year	Jun. 30, 2011 North American Gold Corporation Year	Jan. 31, 2011 Transaction 01 New World Petroleum Investments	Jan. 31, 2011 Transaction 02 New World Petroleum Investments	Jan. 31, 2011 Private Placement New World Petroleum Investments Year
Class of Warrant or Right [Line Items]
Units issued in private placement												6,000,000		100,000	100,000	3,000,000	3,000,000
Number of common stock in each unit												1		1	1	1
Common stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001		$ 0.001		$ 0.001
Number of warrant in each unit												1		1	1	1
Warrant exercise price												0.0625		1.20	1.20	0.0625
Warrant exercise period												3 years
Cash proceeds from issuance of units												$ 300,000		$ 100,000	$ 100,000	$ 150,000	$ 150,000
Fair value of warrants												$ 46,500		$ 44,000	$ 15,467		$ 46,000
Fair value assumption, discount rate												1.90%	1.90%	0.49%	1.90%
Fair value assumption, expected life												3		3	3			3
Fair value assumption, expected volatility rate												504.00%		536.00%	386.00%			504.00%
Fair value assumption, expected dividend rate												0.00%		0.00%	0.00%			0.00%
Warrant Expiration date														Aug. 29, 2014	Jun. 30, 2014	Jan. 03, 2014
Shares Issued, per share															$ 1.00